Provisions - Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Provisions, beginning	$ 462.0
Provisions, ending	635.0	$ 462.0
Closure and decommissioning
Disclosure of other provisions [line items]
Provisions, beginning	438.0	447.0
Reclamation paid (Note 16)	(15.0)	(25.0)
Revisions in estimates and obligations	151.0	74.0
Accretion expense (Note 22)	26.0	31.0
Dispositions	0.0	(89.0)
Provisions, ending	600.0	438.0
Litigation
Disclosure of other provisions [line items]
Provisions, beginning	25.0
Dispositions	0.0	(1.0)
Provisions, ending	$ 35.0	$ 25.0